Pioneer Global High Yield Fund
Schedule of Investments  |  July 31, 2023

A: PGHYX	C: PGYCX	Y: GHYYX

Schedule of Investments  |  7/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 95.1%
	Senior Secured Floating Rate Loan Interests — 2.2% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
818,247	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 812,110
	Total Auto Parts & Equipment	$812,110

	Metal Processors & Fabrication — 0.4%
628,800	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 617,796
	Total Metal Processors & Fabrication	$617,796

	Oil-Field Services — 0.3%
420,085	ProFrac Holdings II LLC, Term Loan, 12.78% (Term SOFR + 725 bps), 3/4/25	$ 421,661
	Total Oil-Field Services	$421,661

	Physical Practice Management — 0.5%
933,231	Team Health Holdings, Inc., Extended Term Loan, 10.569% (Term SOFR + 525 bps), 3/2/27	$ 650,928
	Total Physical Practice Management	$650,928

	Telecom Services — 0.4%
739,413	Patagonia Holdco LLC, Amendment No.1 Term Loan, 10.789% (Term SOFR + 575 bps), 8/1/29	$ 638,668
	Total Telecom Services	$638,668

	Total Senior Secured Floating Rate Loan Interests (Cost $3,320,927)	$3,141,163

Shares
	Common Stocks — 0.8% of Net Assets
	Automobile Components — 0.4%
5,735,146(b)	Ascent CNR Corp., Class A	$ 573,515
	Total Automobile Components	$573,515

	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 14,631
	Total Chemicals	$14,631

1Pioneer Global High Yield Fund |  | 7/31/23

Shares		Value
	Household Durables — 0.0%†
1,443,476(b)	Desarrolladora Homex SAB de CV	$ 1,034
	Total Household Durables	$1,034

	Oil, Gas & Consumable Fuels — 0.0%†
25(b)	Amplify Energy Corp.	$ 184
	Total Oil, Gas & Consumable Fuels	$184

	Paper & Forest Products — 0.0%†
459,481+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.4%
36,096(b)+	Grupo Aeromexico SAB de CV	$ 485,016
	Total Passenger Airlines	$485,016

	Total Common Stocks (Cost $1,302,982)	$1,074,380

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.1% of Net Assets
110,590(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 6.201% (1 Month Term SOFR + 95 bps), 10/19/45	$ 111,602
	Total Collateralized Mortgage Obligations (Cost $0)	$111,602

	Commercial Mortgage-Backed Security—0.2% of Net Assets
323,448(a)	Med Trust, Series 2021-MDLN, Class G, 10.586% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	$ 300,040
	Total Commercial Mortgage-Backed Security (Cost $323,448)	$300,040

	Convertible Corporate Bonds — 3.0% of Net Assets
	Airlines — 0.7%
398,000	Air Canada, 4.00%, 7/1/25	$ 538,754
453,000	Spirit Airlines, Inc., 1.00%, 5/15/26	398,725
	Total Airlines	$937,479

Pioneer Global High Yield Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — 0.1%
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 10/31/23	$ 78,574
	Total Banks	$78,574

	Biotechnology — 0.2%
363,000	Insmed, Inc., 1.75%, 1/15/25	$ 345,757
	Total Biotechnology	$345,757

	Energy-Alternate Sources — 0.3%
435,000(c)	Enphase Energy, Inc., 3/1/28	$ 391,954
	Total Energy-Alternate Sources	$391,954

	Entertainment — 0.8%
753,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 579,057
520,000	IMAX Corp., 0.50%, 4/1/26	486,876
	Total Entertainment	$1,065,933

	Pharmaceuticals — 0.2%
336,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 339,864
	Total Pharmaceuticals	$339,864

	Semiconductors — 0.2%
220,000	ON Semiconductor Corp., 0.50%, 3/1/29 (144A)	$ 267,889
	Total Semiconductors	$267,889

	Software — 0.5%
272,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 243,712
196,000	Jamf Holding Corp., 0.125%, 9/1/26	169,710
331,000	Verint Systems, Inc., 0.25%, 4/15/26	296,658
	Total Software	$710,080

	Total Convertible Corporate Bonds (Cost $4,895,273)	$4,137,530

	Corporate Bonds — 81.1% of Net Assets
	Advertising — 0.5%
890,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 708,449
	Total Advertising	$708,449

	Aerospace & Defense — 0.3%
400,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	$ 410,854
	Total Aerospace & Defense	$410,854

3Pioneer Global High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Agriculture — 1.0%
1,550,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	$ 1,325,250
	Total Agriculture	$1,325,250

	Airlines — 3.8%
2,452,430(d)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 2,071,899
204,750	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	177,244
420,000	Azul Secured Finance LLP, 11.93%, 8/28/28 (144A)	422,625
1,000,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	905,890
340,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	343,060
1,000,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	846,470
585,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	542,422
	Total Airlines	$5,309,610

	Auto Manufacturers — 1.0%
325,000	Ford Motor Co., 6.10%, 8/19/32	$ 314,429
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	247,985
845,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	773,226
	Total Auto Manufacturers	$1,335,640

	Auto Parts & Equipment — 1.4%
EUR600,000	Dana Financing Luxembourg S.a.r.l., 8.50%, 7/15/31 (144A)	$ 692,685
600,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	551,806
EUR615,000(d)	IHO Verwaltungs GmbH, 8.75% (9.50% PIK or 8.75% Cash), 5/15/28 (144A)	708,312
	Total Auto Parts & Equipment	$1,952,803

	Banks — 2.2%
700,000	Akbank TAS, 5.125%, 3/31/25	$ 671,748
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	116,834
830,000(e)	Bank Leumi Le-Israel BM, 7.129% (5 Year CMT Index + 347 bps), 7/18/33 (144A)	817,550
529,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	522,750
Pioneer Global High Yield Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,030,000(e)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	$ 793,205
1,025,000(e)(f)(g)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	37,028
750,000(e)(f)(g)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	21,094
	Total Banks	$2,980,209

	Biotechnology — 0.9%
EUR1,000,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 998,016
GBP220,000	Cidron Aida Finco S.a.r.l., 6.25%, 4/1/28 (144A)	246,339
	Total Biotechnology	$1,244,355

	Building Materials — 1.1%
EUR885,000	HT Troplast GmbH, 9.375%, 7/15/28 (144A)	$ 971,578
490,000	Knife River Corp., 7.75%, 5/1/31 (144A)	499,676
	Total Building Materials	$1,471,254

	Chemicals — 4.2%
705,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 454,638
EUR465,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	414,696
809,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	704,489
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	615,213
980,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	948,150
965,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	960,175
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	450,784
515,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	473,366
EUR410,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	458,846
348,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	288,484
	Total Chemicals	$5,768,841

	Commercial Services — 4.5%
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 880,405
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	340,000
5Pioneer Global High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,047,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	$ 20,940
EUR765,000	Avis Budget Finance Plc, 7.25%, 7/31/30 (144A)	841,454
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,025,098
750,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	734,141
EUR470,000	IPD 3 BV, 8.00%, 6/15/28 (144A)	532,268
675,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	620,902
805,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	757,852
525,000	Sotheby's, 7.375%, 10/15/27 (144A)	465,078
	Total Commercial Services	$6,218,138

	Distribution/Wholesale — 0.4%
555,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	$ 557,775
	Total Distribution/Wholesale	$557,775

	Diversified Financial Services — 8.4%
1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 1,712,050
416,628(d)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	363,223
890,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	761,395
700,000(g)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	77,000
EUR300,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	240,112
GBP510,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	470,592
150,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	150,690
765,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	776,475
1,424,306(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,342,280
EUR935,000	Intrum AB, 9.25%, 3/15/28 (144A)	893,103
430,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	367,449
605,000	OneMain Finance Corp., 9.00%, 1/15/29	614,740
997,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	882,912
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	341,458
Pioneer Global High Yield Fund |  | 7/31/236

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	$ 1,027,775
1,066,000(g)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	49,240
599,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	526,597
1,020,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	954,342
	Total Diversified Financial Services	$11,551,433

	Electric — 1.8%
610,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$ 505,565
EUR280,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	255,416
945,000	Pampa Energia SA, 7.50%, 1/24/27 (144A)	904,312
445,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	461,857
350,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	308,928
	Total Electric	$2,436,078

	Electrical Components & Equipments — 0.4%
EUR675,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 605,170
	Total Electrical Components & Equipments	$605,170

	Energy-Alternate Sources — 0.1%
288,223(d)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 28,390
532,105(d)	SCC Power Plc, 8.00% (4.00% PIK or 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	174,264
	Total Energy-Alternate Sources	$202,654

	Engineering & Construction — 0.3%
280,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 244,311
275,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	226,710
	Total Engineering & Construction	$471,021

	Entertainment — 2.0%
EUR320,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 358,479
200,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	203,972
7Pioneer Global High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Entertainment — (continued)
EUR900,000	Cirsa Finance International S.a.r.l., 4.50%, 3/15/27	$ 910,782
EUR160,000	Cirsa Finance International S.a.r.l., 10.375%, 11/30/27 (144A)	189,994
EUR495,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	557,859
604,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	558,700
	Total Entertainment	$2,779,786

	Environmental Control — 0.9%
880,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 784,666
473,000	Tervita Corp., 11.00%, 12/1/25 (144A)	496,650
	Total Environmental Control	$1,281,316

	Food — 1.0%
408,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 406,397
710,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	484,291
EUR655,000	Quatrim SAS, 5.875%, 1/15/24 (144A)	543,730
	Total Food	$1,434,418

	Healthcare-Services — 0.4%
855,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 605,165
	Total Healthcare-Services	$605,165

	Home Builders — 0.1%
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 152,335
	Total Home Builders	$152,335

	Household Products/Wares — 0.3%
417,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 343,923
	Total Household Products/Wares	$343,923

	Insurance — 0.3%
GBP382,000	Galaxy Bidco, Ltd., 6.50%, 7/31/26 (144A)	$ 443,667
	Total Insurance	$443,667

	Iron & Steel — 0.1%
336,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 194,880
	Total Iron & Steel	$194,880

Pioneer Global High Yield Fund |  | 7/31/238

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — 2.8%
180,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 189,741
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	130,938
EUR385,000	Carnival Plc, 1.00%, 10/28/29	279,906
780,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	738,081
290,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	277,665
220,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	200,200
105,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	106,136
665,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	726,127
817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	763,968
520,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	483,720
	Total Leisure Time	$3,896,482

	Lodging — 1.8%
1,598,981(h)	Grupo Posadas S.A.B de CV, 5.00%, 12/30/27 (144A)	$ 1,365,130
670,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	598,839
EUR430,000	NH Hotel Group S.A., 4.00%, 7/2/26 (144A)	455,350
	Total Lodging	$2,419,319

	Media — 2.8%
1,450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 1,197,134
190,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	188,917
1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	502,356
400,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	202,155
1,175,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,010,500
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	719,819
	Total Media	$3,820,881

	Mining — 3.6%
730,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 605,710
EUR609,000	Constellium SE, 3.125%, 7/15/29 (144A)	573,341
EUR850,000	Constellium SE, 3.125%, 7/15/29	800,230
655,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	586,302
665,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	653,841
9Pioneer Global High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Mining — (continued)
200,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	$ 199,330
880,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	900,900
811,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	624,470
	Total Mining	$4,944,124

	Miscellaneous Manufacturing — 0.9%
1,195,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 1,215,884
	Total Miscellaneous Manufacturing	$1,215,884

	Oil & Gas — 11.8%
920,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	$ 932,265
510,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	524,566
510,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	527,850
695,000	Ecopetrol S.A., 8.875%, 1/13/33	712,956
1,382,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,259,002
770,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	714,245
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	281,922
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	277,222
854,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	793,793
485,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	445,396
1,098,628	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	713,199
365,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	334,791
381,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	378,200
575,000	Petroleos Mexicanos, 6.70%, 2/16/32	443,039
440,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	449,108
298,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	284,590
615,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	616,537
1,135,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	894,295
835,000	Southwestern Energy Co., 5.375%, 3/15/30	781,258
1,076,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	944,759
400,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	415,292
Pioneer Global High Yield Fund |  | 7/31/2310

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
130,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	$ 134,225
1,665,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,353,645
735,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	752,052
1,650,000	YPF SA, 6.95%, 7/21/27 (144A)	1,402,500
	Total Oil & Gas	$16,366,707

	Oil & Gas Services — 0.5%
680,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 684,213
	Total Oil & Gas Services	$684,213

	Packaging & Containers — 0.6%
EUR205,000	OI European Group BV, 6.25%, 5/15/28 (144A)	$ 232,292
580,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	589,408
	Total Packaging & Containers	$821,700

	Pharmaceuticals — 2.6%
EUR970,000	Cheplapharm Arzneimittel GmbH, 7.50%, 5/15/30 (144A)	$ 1,086,423
840,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	769,000
875,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	755,116
808,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	593,811
EUR360,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	338,816
523,000	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$3,543,166

	Pipelines — 4.3%
893,274	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 7/13/35 (144A)	$ 799,174
665,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	663,312
1,092,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,070,892
890,000(e)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	781,688
440,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	442,874
665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	550,075
790,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	776,401
11Pioneer Global High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
310,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	$ 315,078
575,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	583,462
	Total Pipelines	$5,982,956

	Real Estate — 1.2%
EUR1,565,000	EMERIA SASU, 7.75%, 3/31/28 (144A)	$ 1,591,664
	Total Real Estate	$1,591,664

	REITs — 2.3%
1,040,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 1,043,578
1,025,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	739,739
1,160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	767,050
780,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	542,596
115,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	114,312
	Total REITs	$3,207,275

	Retail — 1.9%
610,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 613,337
EUR605,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	631,937
EUR960,000	Shiba Bidco S.p.A., 4.50%, 10/31/28 (144A)	943,107
490,000	Staples, Inc., 7.50%, 4/15/26 (144A)	404,811
	Total Retail	$2,593,192

	Software — 0.5%
865,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 732,924
	Total Software	$732,924

	Telecommunications — 3.0%
1,065,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 396,347
280,000	Altice France SA, 5.125%, 1/15/29 (144A)	195,164
1,165,000	Altice France SA, 5.125%, 7/15/29 (144A)	815,867
844,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	650,207
442,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	457,852
440,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	252,417
Pioneer Global High Yield Fund |  | 7/31/2312

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
885,000	Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (144A)	$ 605,059
970,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	816,993
	Total Telecommunications	$4,189,906

	Transportation — 2.6%
1,485,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,169,259
620,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	499,111
560,000	Rand Parent LLC, 8.50%, 2/15/30 (144A)	526,576
445,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	362,675
1,265,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	1,023,025
1,285,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	6,425
	Total Transportation	$3,587,071

	Water — 0.5%
760,000	Aegea Finance S.a.r.l., 6.75%, 5/20/29 (144A)	$ 719,509
	Total Water	$719,509

	Total Corporate Bonds (Cost $130,781,685)	$112,101,997

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,000(b)(i)	Avation Plc, 1/1/59	$ 4,492
	Total Trading Companies & Distributors	$4,492

	Total Right/Warrant (Cost $—)	$4,492

13Pioneer Global High Yield Fund |  | 7/31/23

Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.2% of Net Assets#
	Collateralized Reinsurance — 0.1%
	Multiperil – Worldwide — 0.1%
600,000(b)(j)+	Cypress Re 2017, 1/31/24	$ 60
462,359(b)(j)+	Dartmouth Re 2018, 1/31/24	69,312
		$69,372

	Windstorm – Florida — 0.0%†
250,000(b)(j)+	Formby Re 2018, 2/29/24	$ 8,006
300,000(b)(j)+	Portrush Re 2017, 6/15/24	30
		$8,036

	Total Collateralized Reinsurance	$77,408

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
1,000,000(b)(k)+	Harambee Re 2018, 12/31/24	$ —
695,349(b)(k)+	Harambee Re 2019, 12/31/24	1,252
		$1,252

	Multiperil – Worldwide — 0.1%
556,791(b)(j)+	Berwick Re 2019-1, 12/31/24	$ 88,808
231,508(b)(k)+	Lorenz Re 2019, 6/30/24	2,570
600,000(j)+	Merion Re 2018-2, 12/31/24	41,990
250,000(k)+	Thopas Re 2019, 12/31/24	825
250,000(b)(k)+	Viribus Re 2018, 12/31/24	—
106,153(b)(k)+	Viribus Re 2019, 12/31/24	754
253,645(b)(j)+	Woburn Re 2018, 12/31/24	5,030
244,914(b)(j)+	Woburn Re 2019, 12/31/24	42,390
		$182,367

	Total Reinsurance Sidecars	$183,619

	Total Insurance-Linked Securities (Cost $639,041)	$261,027

Pioneer Global High Yield Fund |  | 7/31/2314

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 4.5% of Net Assets
	Angola — 0.6%
875,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 766,640
	Total Angola	$766,640

	Argentina — 0.7%
975,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	$ 924,787
	Total Argentina	$924,787

	Egypt — 0.5%
1,095,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 677,236
	Total Egypt	$677,236

	Ghana — 0.4%
385,000(g)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 175,175
1,000,000(g)	Ghana Government International Bond, 8.627%, 6/16/49	445,000
	Total Ghana	$620,175

	Ivory Coast — 0.5%
EUR842,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 749,325
	Total Ivory Coast	$749,325

	Turkey — 1.5%
1,200,000	Turkey Government International Bond, 9.125%, 7/13/30	$ 1,247,453
720,000	Turkey Government International Bond, 9.375%, 1/19/33	758,952
	Total Turkey	$2,006,405

	Ukraine — 0.3%
EUR855,000(g)	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 260,870
625,000(g)	Ukraine Government International Bond, 8.994%, 2/1/26 (144A)	201,074
	Total Ukraine	$461,944

	Total Foreign Government Bonds (Cost $8,855,978)	$6,206,512

15Pioneer Global High Yield Fund |  | 7/31/23

Shares		Value
	SHORT TERM INVESTMENTS — 3.0% of Net Assets
	Open-End Fund — 3.0%
4,183,445(l)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 4,183,445
		$4,183,445

	TOTAL SHORT TERM INVESTMENTS (Cost $4,183,445)	$4,183,445

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
4,500,000	Put EUR Call USD	Citibank NA	EUR 94,758	EUR 1.02	11/28/23	$3,662
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 94,758)					$3,662

	TOTAL OPTIONS PURCHASED (Premiums paid $ 94,758)					$3,662

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 95.1% (Cost $154,397,537)					$131,525,850
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
(4,500,000)	Call EUR Put USD	Citibank NA	EUR 94,758	EUR 1.10	11/28/23	$(86,603)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $94,758)					$(86,603)

	OTHER ASSETS AND LIABILITIES — 4.9%					$6,791,238
	net assets — 100.0%					$138,230,485

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $105,722,487, or 76.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
Pioneer Global High Yield Fund |  | 7/31/2316

Schedule of Investments  |  7/31/23
(unaudited) (continued)
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2023.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is in default.
(h)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2023.
(i)	Avation Plc, 1/1/59 warrants are exercisable into 7000 shares.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	$66,532	$88,808
Cypress Re 2017	1/24/2017	2,016	60
Dartmouth Re 2018	1/18/2018	159,515	69,312
Formby Re 2018	7/9/2018	776	8,006
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	4/24/2019	—	1,252
Lorenz Re 2019	7/10/2019	43,478	2,570
Merion Re 2018-2	12/28/2017	—	41,990
Portrush Re 2017	6/12/2017	230,096	30
Thopas Re 2019	12/21/2018	—	825
Viribus Re 2018	12/22/2017	5,280	—
Viribus Re 2019	3/25/2019	—	754
Woburn Re 2018	3/20/2018	76,185	5,030
Woburn Re 2019	1/30/2019	33,931	42,390
Total Restricted Securities			$261,027
% of Net assets			0.2%
17Pioneer Global High Yield Fund |  | 7/31/23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,756,000	USD	7,325,954	Citibank NA	8/25/23	$111,954
EUR	575,000	USD	639,112	HSBC Bank USA NA	9/28/23	(5,069)
EUR	500,000	USD	547,631	JPMorgan Chase Bank NA	9/28/23	3,710
USD	2,134,056	GBP	1,675,000	State Street Bank & Trust Co.	9/26/23	(16,058)
USD	2,487,195	EUR	2,220,000	State Street Bank & Trust Co.	10/24/23	36,162
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$130,699
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
27,360,000	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	$(404,041)	$(715,728)	$(1,119,769)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(404,041)	$(715,728)	$(1,119,769)
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
440,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	$(31,792)	$50,863	$19,071
147,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(12,103)	18,475	6,372
193,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(15,900)	24,265	8,365
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(59,795)	$93,603	$33,808
TOTAL SWAP CONTRACTS						$(463,836)	$(622,125)	$(1,085,961)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Pioneer Global High Yield Fund |  | 7/31/2318

Schedule of Investments  |  7/31/23
(unaudited) (continued)
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,141,163	$—	$3,141,163
Common Stocks
Automobile Components	—	573,515	—	573,515
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	—	485,016	485,016
All Other Common Stocks	15,849	—	—	15,849
Collateralized Mortgage Obligations	—	111,602	—	111,602
Commercial Mortgage-Backed Security	—	300,040	—	300,040
Convertible Corporate Bonds	—	4,137,530	—	4,137,530
Corporate Bonds	—	112,101,997	—	112,101,997
Right/Warrant	4,492	—	—	4,492
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	69,372	69,372
Windstorm – Florida	—	—	8,036	8,036
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,252	1,252
Multiperil – Worldwide	—	—	182,367	182,367
Foreign Government Bonds	—	6,206,512	—	6,206,512
Open-End Fund	4,183,445	—	—	4,183,445
Over The Counter (OTC) Currency Put Option Purchased	—	3,662	—	3,662
Total Investments in Securities	$4,203,786	$126,576,021	$746,043	$131,525,850
19Pioneer Global High Yield Fund |  | 7/31/23

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(86,603)	$—	$(86,603)
Net unrealized appreciation on forward foreign currency exchange contracts	—	130,699	—	130,699
Swap contracts, at value	—	(1,085,961)	—	(1,085,961)
Total Other Financial Instruments	$—	$(1,041,865)	$—	$(1,041,865)
*	Securities valued at $0.
During the period ended July 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer Global High Yield Fund |  | 7/31/2320